BASIS OF PRESENTATION (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
NATURE OF OPERATIONS
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q.  Accordingly, they do not include all of the financial information and footnotes required by generally accepted accounting principles for complete financial statements.  References to “we,” “us,” “our,” “its,” “TGC” or the “Company” refer to TGC Industries, Inc. and our subsidiaries.

On October 8, 2014, the Company entered into a definitive merger agreement (the “Merger Agreement”) with Dawson Geophysical Company (“Dawson”), providing for the merger of Riptide Acquisition Corp., a wholly owned subsidiary of the Company formed for the purpose of the transaction, with and into Dawson, with Dawson continuing as the surviving entity and a wholly owned subsidiary of the Company (the “Merger”). The Merger Agreement provides for Dawson shareholders to receive per share consideration of 1.760 shares of the Company’s common stock after giving effect to a 1-for-3 reverse stock split that the Company agreed to implement immediately prior to the Merger. Upon consummation of the Merger, current Dawson and TGC shareholders will own approximately 66% and 34% of the combined company, respectively, and TGC will change its name to “Dawson Geophysical Company.” Closing of the Merger is anticipated during the first calendar quarter of 2015, subject to certain approvals by holders of 66.67% of the outstanding shares of both TGC and Dawson, as well as certain other closing conditions and regulatory approvals.

REVENUE RECOGNITION

REVENUE RECOGNITION

Seismic Surveys

The Company provides seismic data acquisition survey services to its customers under general service agreements which define certain obligations for the Company and for its customers.  The Company typically enters into a supplemental agreement setting forth the terms of each project, which may be cancelled by either party upon 30 days’ advance written notice.  These supplemental agreements are either “turnkey” agreements providing for a fixed fee to be paid for each unit of seismic data acquired or “term” agreements providing for a fixed hourly, daily, or monthly fee during the term of the project.  Under both types of agreements, the Company recognizes revenues when services have been performed and revenue is realizable.  Services are defined to begin at the commencement of data acquisition.  Revenues are deemed realizable when earned according to the terms of the contracts.  Under turnkey agreements, the total number of units of seismic data to be gathered is set forth in the agreement.  Revenue under turnkey agreements is recognized on a per unit of seismic data acquired rate as services are performed.  Revenue under term agreements is recognized on a per unit of time worked rate as services are performed based on the time worked rate provided in the term agreement.  In the event of a cancelled contract, revenue is recognized and the client is billed for services performed to the date of contract cancellation.  When it becomes evident that the estimates of total costs to be incurred on a contract will exceed the total estimates of revenue to be earned, an estimated loss is recognized in the period in which the loss is identifiable.  The asset “Cost and estimated earnings in excess of billings on uncompleted contracts” represents cost incurred on turnkey agreements in excess of billings on those agreements.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings on turnkey agreements in excess of cost on those agreements.

Revenue Recognition

Seismic Surveys

The Company provides seismic data acquisition survey services to its customers under general service agreements which define certain obligations for the Company and for its customers.  We typically enter into a supplemental agreement setting forth the terms of each project, which may be cancelled by either party upon 30 days’ advance written notice.  These supplemental agreements are either “turnkey” agreements providing for a fixed fee to be paid for each unit of seismic data acquired or “term” agreements providing for a fixed hourly, daily, or monthly fee during the term of the project.  Under both types of agreements, the Company recognizes revenues when services have been performed and revenue is realizable.  Services are defined as the commencement of data acquisition.  Revenues are deemed realizable when earned according to the terms of the contracts.  Under turnkey agreements, the total number of units of seismic data to be gathered is set forth in the agreement.  Revenue under turnkey agreements is recognized on a per unit of seismic data acquired rate as services are performed.  Revenue under term agreements is recognized on a per unit of time worked rate as services are performed based on the time worked rate provided in the term agreement.  In the event of a cancelled contract, revenue is recognized and the client is billed for services performed to the date of contract cancellation.  When it becomes evident that the estimates of total costs to be incurred on a contract will exceed the total estimates of revenue to be earned, an estimated loss is recognized in the period in which the loss is identifiable.  The asset “Cost and estimated earnings in excess of billings on uncompleted contracts” represents cost incurred on turnkey agreements in excess of billings on those agreements.  The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings on turnkey agreements in excess of cost on those agreements.

ACCUMULATED OTHER COMPREHENSIVE INCOME

ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss.  Other comprehensive income or loss results from items deferred from recognition in the statement of operations, which consists solely of foreign currency translation adjustments.  Accumulated other comprehensive income (loss) is presented on the Company’s consolidated balance sheet as a part of shareholder’s equity.  In addition, the Company reports comprehensive income and its components in a separate statement of comprehensive income.

Foreign currency translation income or loss represents changes in foreign currency rates used to translate the assets, liabilities, revenues and expenses of the Company’s international subsidiary from the local currency.  These changes in foreign currency rates may never be realized or may only be partially realized upon the ultimate disposition, if any, of the international subsidiary.  The Company’s foreign investment is considered permanent in nature as there are no plans in the foreseeable future for divestiture.

Accumulated Other Comprehensive Income

Comprehensive income is a measure of income which includes both net income and other comprehensive income or loss.  Other comprehensive income or loss results from items deferred from recognition in the statement of earnings, which consists solely of foreign currency translation adjustments.  Accumulated other comprehensive income (loss) is presented on the Company’s consolidated balance sheet as a part of stockholder’s equity.  In addition, the Company reports comprehensive income and its components in a separate statement of comprehensive income.

Foreign currency translation income or loss represents changes in foreign currency rates used to translate the assets, liabilities, revenues and expenses of the Company’s international subsidiary from the local currency.  These changes in foreign currency rates may never be realized or may only be partially realized upon the ultimate disposition, if any, of the international subsidiary.  The Company’s foreign investment is considered permanent in nature as there are no plans in the foreseeable future for divestiture.

RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”).  ASU 2013-11 clarifies the balance sheet presentation of an unrecognized tax benefit and was issued to resolve the diversity in practice that had developed in the absence any specific U.S. GAAP.  ASU 2013-11 is applicable to all entities that have an unrecognized tax benefit due to a net operating loss carryforward, a similar tax loss, of a tax credit carryforward.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and does not create any new disclosure requirements.  The Company adopted ASU 2013-11 on January 1, 2014, and it did not have a significant effect on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue (Topic 606) - Revenue from Contracts with Customers (“ASU 2014-09”).  ASU 2014-09 supersedes nearly all existing revenue recognition guidance under U.S. GAAP and establishes a comprehensive revenue recognition standard for virtually all industries, including those that previously followed industry-specific guidance.  The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services.  It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled.  Three basic transition methods are available—full retrospective, retrospective with certain practical expedients, and a cumulative effect approach.  Under the third alternative, an entity would apply the new revenue standard only to contracts that are incomplete under legacy U.S. GAAP at the date of initial application (i.e., January 1, 2017) and recognize the cumulative effect of the new standard as an adjustment to the opening balance of retained earnings.  That is, prior years would not be restated and additional disclosures would be required to enable users of the financial statements to understand the impact of adopting the new standard in the current year compared to prior years that are presented under legacy U.S. GAAP.  ASU 2014-09 is effective for annual periods beginning after December 15, 2016, including interim periods therein. Early adoption is prohibited.  The Company will adopt ASU 2014-09 on January 1, 2017.  The Company will begin evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements and have not yet determined the method by which we will adopt the standard in 2017.

Recent Accounting Standards

In July of 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, Intangibles-Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). This ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under accounting principles generally accepted in the United States (“U.S. GAAP”).  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  The Company adopted this update in the first quarter of 2013, and it did not have a significant effect on its consolidated financial statements and related disclosures.

In July of 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740) - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2013-11”).  This ASU clarifies the balance sheet presentation of an unrecognized tax benefit and was issued to resolve the diversity in practice that had developed in the absence any specific U.S. GAAP.  ASU 2013-11 is applicable to all entities that have an unrecognized tax benefit due to a net operating loss carryforward, a similar tax loss, of a tax credit carryforward.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and does not create any new disclosure requirements.  The Company will adopt ASU 2013-11 on January 1, 2014.  The Company anticipates that the adoption of ASU 2013-11 will not have a significant effect on its consolidated financial statements.